COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - Legal proceedings provision [member] - CAD ($)	Oct. 29, 2021	Aug. 15, 2019
CRTC
Disclosure of contingent liabilities [line items]
Markup (as a percent)		10.00%
Refund amount		$ 25,000,000
Videotron
Disclosure of contingent liabilities [line items]
Estimated impact that would have resulted this quarter for CRTC's order as drafted	$ 850,000,000